Equity - Schedule of Equity and Income Taxes Attributable to the Equity Holders (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	$ 15,382	$ 19,468	$ (1,170)
Effects for the period	13,522	(4,086)	20,638
Other comprehensive income (loss) before income taxes, ending balance	30,400	15,382	19,468
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(20,117)	(3,916)	226
Effects for the period	6,375	(16,201)	(4,142)
Income taxes related to components of other comprehensive income (loss), ending balance	(14,241)	(20,117)	(3,916)
Net balances	16,159	(4,735)	15,552
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	1,496
Other comprehensive income (loss) before income taxes, ending balance		1,496
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(499)
Income taxes related to components of other comprehensive income (loss), ending balance		(499)
Revised For IFRS 9 [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	16,878
Other comprehensive income (loss) before income taxes, ending balance		16,878
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(20,616)
Income taxes related to components of other comprehensive income (loss), ending balance		(20,616)
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	16,592
Effects for the period	(295)
Other comprehensive income (loss) before income taxes, ending balance	17,793	16,592
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(4,937)
Effects for the period	(1,468)
Income taxes related to components of other comprehensive income (loss), ending balance	(6,904)	(4,937)
Net balances	10,889
Investments in equity instruments designated at fair value through other comprehensive income [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	1,496
Other comprehensive income (loss) before income taxes, ending balance		1,496
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(499)
Income taxes related to components of other comprehensive income (loss), ending balance		(499)
Investments in equity instruments designated at fair value through other comprehensive income [member] | Revised For IFRS 9 [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	18,088
Other comprehensive income (loss) before income taxes, ending balance		18,088
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(5,436)
Income taxes related to components of other comprehensive income (loss), ending balance		(5,436)
Hedges of net investment in foreign operations [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	(5,730)	(5,603)
Effects for the period	11,289	(127)	(5,603)
Other comprehensive income (loss) before income taxes, ending balance	5,559	(5,730)	(5,603)
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	1,389	1,345
Effects for the period	(1,669)	44	1,345
Income taxes related to components of other comprehensive income (loss), ending balance	(280)	1,389	1,345
Net balances	5,279	(4,341)	(4,258)
Hedges of net investment in foreign operations [member] | Revised For IFRS 9 [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	(5,730)
Other comprehensive income (loss) before income taxes, ending balance		(5,730)
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	1,389
Income taxes related to components of other comprehensive income (loss), ending balance		1,389
Reserve of cash flow hedges [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	64,741	14,917
Effects for the period	(35,338)	49,824	14,917
Other comprehensive income (loss) before income taxes, ending balance	29,403	64,741	14,917
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(17,287)	(3,219)
Effects for the period	9,541	(14,068)	(3,219)
Income taxes related to components of other comprehensive income (loss), ending balance	(7,746)	(17,287)	(3,219)
Net balances	21,657	47,454	11,698
Reserve of cash flow hedges [member] | Revised For IFRS 9 [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	64,741
Other comprehensive income (loss) before income taxes, ending balance		64,741
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(17,287)
Income taxes related to components of other comprehensive income (loss), ending balance		(17,287)
Reserve of exchange differences on translation [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	(57,485)	2,380
Effects for the period	38,366	(59,865)	2,380
Other comprehensive income (loss) before income taxes, ending balance	(19,119)	(57,485)	2,380
Income taxes related to components of other comprehensive income (loss)
Net balances	(19,119)	(57,485)	2,380
Reserve of exchange differences on translation [member] | Revised For IFRS 9 [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	(57,485)
Other comprehensive income (loss) before income taxes, ending balance		(57,485)
Reserve of remeasurements of defined benefit plans [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	(2,736)	(2,598)
Effects for the period	(500)	(138)	(2,598)
Other comprehensive income (loss) before income taxes, ending balance	(3,236)	(2,736)	(2,598)
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	718	722
Effects for the period	(29)	(4)	722
Income taxes related to components of other comprehensive income (loss), ending balance	689	718	722
Net balances	(2,547)	(2,018)	(1,876)
Reserve of remeasurements of defined benefit plans [member] | Revised For IFRS 9 [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	(2,736)
Other comprehensive income (loss) before income taxes, ending balance		(2,736)
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	718
Income taxes related to components of other comprehensive income (loss), ending balance		718
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	16,592	10,372	(1,170)
Effects for the period		6,220	11,542
Other comprehensive income (loss) before income taxes, ending balance		16,592	10,372
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	$ (4,937)	(2,764)	226
Effects for the period		(2,173)	(2,990)
Income taxes related to components of other comprehensive income (loss), ending balance		(4,937)	(2,764)
Net balances		$ 11,655	$ 7,608